Condensed Statements of Changes in Shareholders' Equity (Deficiency) - USD ($) $ in Thousands		Ordinary Share		Additional paid-in capital		Accumulated deficit	Total
Balance at Dec. 31, 2015		$ 33		$ 94,876		$ (73,989)	$ 20,920
Balance, shares at Dec. 31, 2015		488,903
Share-based compensation to employees and non-employees				3,398			3,398
Issuance of ordinary shares upon exercise of options to purchase ordinary shares and RSUs by employees and non-employees		$ 1		17			18
Issuance of ordinary shares upon exercise of options to purchase ordinary shares and RSUs by employees and non-employees, shares		5,140
Issuance of ordinary shares in at-the-market offering, net of issuance expenses in the amount of $468		$ 2		4,097			4,099
Issuance of ordinary shares in at-the-market offering, net of issuance expenses in the amount of $468, shares		27,682
Issuance of warrants to purchase ordinary shares				1,239			1,239
Cashless exercise of warrants into ordinary shares			[1]		[1]
Cashless exercise of warrants into ordinary shares, shares		1,805
Issuance of ordinary shares and warrants to purchase ordinary shares in follow-on public offering, net of issuance expenses in an amount of $1,099		$ 9		11,080			11,089
Issuance of ordinary shares and warrants to purchase ordinary shares in follow-on public offering, net of issuance expenses in an amount of $1,099, shares		130,000
Net loss						(32,503)	(32,503)
Balance at Dec. 31, 2016		$ 45		114,707		(106,492)	8,260
Balance, shares at Dec. 31, 2016		653,530
Share-based compensation to employees and non-employees				3,654			3,654
Issuance of ordinary shares upon exercise of options to purchase ordinary shares and RSUs by employees and non-employees		$ 1		37			38
Issuance of ordinary shares upon exercise of options to purchase ordinary shares and RSUs by employees and non-employees, shares		6,670
Issuance of ordinary shares in at-the-market offering, net of issuance expenses in the amount of $467		$ 16		9,293			9,309
Issuance of ordinary shares in at-the-market offering, net of issuance expenses in the amount of $467, shares		224,524
Issuance of ordinary shares in follow-on public offering, net of issuance expenses in an amount of $1,117		$ 22		7,141			7,163
Issuance of ordinary shares in follow-on public offering, net of issuance expenses in an amount of $1,117, shares		315,422
Cumulative effect to stock based compensation from adoption of a new accounting standard				11		(11)
Net loss						(24,717)	(24,717)
Balance at Dec. 31, 2017		$ 84		134,843		(131,220)	3,707
Balance, shares at Dec. 31, 2017		1,200,146
Cumulative effect to accumulated deficit from adoption of a new accounting standard						(23)	(23)
Share-based compensation to employees and non-employees				2,342			2,342
Issuance of ordinary shares upon exercise of options to purchase ordinary shares and RSUs by employees and non-employees			[1]
Issuance of ordinary shares upon exercise of options to purchase ordinary shares and RSUs by employees and non-employees, shares		11,140
Issuance of ordinary shares in investing agreement, net of issuance expenses in an amount of $830		$ 12		4,283			4,295
Issuance of ordinary shares in investing agreement, net of issuance expenses in an amount of $830, shares		164,715
Issuance of ordinary shares in at-the-market offering, net of issuance expenses in the amount of $468							1,115
Issuance of ordinary shares in at-the-market offering, net of issuance expenses in the amount of $237		$ 4		1,111			1,115
Issuance of ordinary shares in at-the-market offering, net of issuance expenses in the amount of $237, shares		49,882
Net loss						(16,657)	(16,657)
Balance at Sep. 30, 2018		$ 100		142,579		(147,900)	(5,221)
Balance, shares at Sep. 30, 2018		1,425,883
Balance at Dec. 31, 2017		$ 84		134,843		(131,220)	3,707
Balance, shares at Dec. 31, 2017		1,200,146
Share-based compensation to employees and non-employees				2,766			2,766
Issuance of ordinary shares upon exercise of options to purchase ordinary shares and RSUs by employees and non-employees			[1]
Issuance of ordinary shares upon exercise of options to purchase ordinary shares and RSUs by employees and non-employees, shares		17,181
Issuance of ordinary shares in investing agreement, net of issuance expenses in an amount of $830	[2]	$ 12		4,283			4,295
Issuance of ordinary shares in investing agreement, net of issuance expenses in an amount of $830, shares		164,715
Issuance of ordinary shares in at-the-market offering, net of issuance expenses in the amount of $236	[2]	$ 4		1,113			1,117
Issuance of ordinary shares in at-the-market offering, net of issuance expenses in the amount of $236, shares		49,882
Issuance of ordinary shares, warrants and pre-funded warrants in follow-on public offering, net of issuance expenses in an amount of $1,505	[2]	$ 49		11,528			11,577
Issuance of ordinary shares, warrants and pre-funded warrants in follow-on public offering, net of issuance expenses in an amount of $1,505, shares		728,019
Modification of warrants to purchase ordinary shares	[3]			18			18
Exercise of pre-funded warrants and warrants	[2]	$ 44		119			163
Exercise of pre-funded warrant and warrants, shares		653,144
Cumulative effect to accumulated deficit from adoption of a new accounting standard						(23)	(23)
Net loss						(21,675)	(21,675)
Balance at Dec. 31, 2018		$ 193		154,670		(152,918)	1,945
Balance, shares at Dec. 31, 2018		2,813,087
Balance at Jun. 30, 2018		$ 100		142,003		(143,367)	(1,264)
Balance, shares at Jun. 30, 2018		1,419,355
Share-based compensation to employees and non-employees				523			523
Issuance of ordinary shares upon exercise of options to purchase ordinary shares and RSUs by employees and non-employees			[1]
Issuance of ordinary shares upon exercise of options to purchase ordinary shares and RSUs by employees and non-employees, shares		2,986
Issuance of ordinary shares in at-the-market offering, net of issuance expenses in the amount of $39			[1]	53			53
Issuance of ordinary shares in at-the-market offering, net of issuance expenses in the amount of $39, shares		3,542
Net loss						(4,533)	(4,533)
Balance at Sep. 30, 2018		$ 100		142,579		(147,900)	(5,221)
Balance, shares at Sep. 30, 2018		1,425,883
Balance at Dec. 31, 2018		$ 193		154,670		(152,918)	1,945
Balance, shares at Dec. 31, 2018		2,813,087
Share-based compensation to employees and non-employees				869			869
Issuance of ordinary shares upon exercise of options to purchase ordinary shares and RSUs by employees and non-employees		$ 1					1
Issuance of ordinary shares upon exercise of options to purchase ordinary shares and RSUs by employees and non-employees, shares		27,985
Issuance of ordinary shares in a ''best efforts'' offering, net of issuance expenses in the amount of $686	[4]	$ 52		3,632			3,684
Issuance of ordinary shares in a ''best efforts'' offering, net of issuance expenses in the amount of $686, shares	[4]	760,000
Exercise of pre-funded warrants and warrants	[4],[5]	$ 40		1,461			1,501
Exercise of pre-funded warrant and warrants, shares	[4],[5]	584,087
Issuance of ordinary shares in a ''Registered Direct'' offerings, net of issuance expenses in the amount of $1,125	[4]	$ 115		8,010			8,125
Issuance of ordinary shares in a ''Registered Direct'' offerings, net of issuance expenses in the amount of $1,125, shares	[4]	1,650,248
Issuance of ordinary shares in a ''Warrant exercise'' agreement, net of issuance expenses in the amount of $1,019	[4]	$ 102		9,864			9,966
Issuance of ordinary shares in a ''Warrant exercise'' agreement, net of issuance expenses in the amount of $1,019, shares	[4]	1,464,665
Net loss						(11,976)	(11,976)
Balance at Sep. 30, 2019		$ 503		178,506		(164,894)	14,115
Balance, shares at Sep. 30, 2019		7,300,072
Balance at Jun. 30, 2019		$ 503		178,270		(161,505)	17,268
Balance, shares at Jun. 30, 2019		7,289,110
Share-based compensation to employees and non-employees				236			236
Issuance of ordinary shares upon exercise of options to purchase ordinary shares and RSUs by employees and non-employees			[1]
Issuance of ordinary shares upon exercise of options to purchase ordinary shares and RSUs by employees and non-employees, shares		10,962
Net loss						(3,389)	(3,389)
Balance at Sep. 30, 2019		$ 503		$ 178,506		$ (164,894)	$ 14,115
Balance, shares at Sep. 30, 2019		7,300,072

[1]	Represents an amount lower than $1.
[2]	See note 8b.
[3]	See note 8e.
[4]	See Note 7f to the condensed consolidated financial statements
[5]	See Note 7d to the condensed consolidated financial statements